CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Accounts receivable, net of allowance	$ 78	$ 76	$ 18
Inventory, net of reserves	$ 110	$ 144	$ 184
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock par value	$ .001	$ 0.001	$ 0.001
Series B convertible preferred stock shares authorized	3	3	3
Series B convertible preferred stock, Issued	1.2	1.2	2.1
Series B convertible preferred stock, Outstanding	1.2	1.2	2.1
Series C convertible preferred stock par value	$ .001	$ 0	$ 0
Series C convertible preferred stock shares authorized	7.2	0	0
Series C convertible preferred stock, Issued	3.3	0	0
Series C convertible preferred stock, Outstanding	3.3	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	245,000	195,000	145,000
Common stock, Issued	113,250	96,889	70,479
Common stock, outstanding	96,889	96,889	70,479